PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

As at December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	22,359	7,100	1,616	16,875
Distribution	14,335	4,813	318	9,840
Communication	1,511	1,242	45	314
Administration and service	2,382	1,063	134	1,453
Easements	733	122	—	611
	41,320	14,340	2,113	29,093

As at December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	21,224	6,885	1,160	15,499
Distribution	13,511	4,598	207	9,120
Communication	1,589	1,276	58	371
Administration and service	2,334	1,129	80	1,285
Easements	718	119	—	599
	39,376	14,007	1,505	26,874